Events after the reporting period	6 Months Ended
Jun. 30, 2024
Events after the reporting period
Events after the reporting period

29.Events after the reporting period

MTN Nigeria - Renewals and Extensions on Tower Master Lease Agreements

On August 7, 2024, the Group entered into an agreement with MTN Nigeria to renew and extend all the Nigerian tower Master Lease Agreements until December 2032, covering approximately 13,500 tenancies. This includes 1,430 of approximately 2,500 MTN Nigeria tenancies that were due to expire at the end of 2024 and in 2025. The renewed contracts include new financial components in both local and foreign currency, which escalate based on the respective CPI, and a new diesel-linked component.